Restructuring, Impairment and Plant Closing and Transition Costs - Cash and Noncash Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Cash restructuring charges	$ 21	$ 25	$ 25
Other plant closure costs	42	0	0
Early Settlement of contractual obligations	0	0	(14)
Accelerated depreciation	5	32	22
Impairment of assets	0	3	0
Adjustments to restructuring plans initiated prior to 2019	0	(2)	0
Total Restructuring, Impairment of Plant Closing and Transition Costs	$ 68	$ 58	$ 33